Financial Instruments - Fair Value Hierarchy (Details) - Financial instruments measured on a recurring basis - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Fair Value of Financial Instruments
Bank time deposits	$ 31,188	$ 149,532
Available-for-sale securities	5,274	12,831
Total	36,462	162,363
Quoted Prices in Active Market for Identical Assets (Level 1)
Fair Value of Financial Instruments
Available-for-sale securities	5,274	12,831
Total	5,274	12,831
Significant Other Observable Inputs (Level 2)
Fair Value of Financial Instruments
Bank time deposits	31,188	149,532
Total	$ 31,188	$ 149,532